CREDIT FACILITIES AND DEBT (Details) (USD $)				12 Months Ended									12 Months Ended																1 Months Ended								1 Months Ended			1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 CNH Global item	Dec. 31, 2012 CNH Global Minimum	Dec. 31, 2012 CNH Global Maximum	Dec. 31, 2011 U.S.	Dec. 31, 2012 Committed Asset-Backed Facilities	Dec. 31, 2011 Committed Asset-Backed Facilities	Dec. 31, 2012 Retail	Dec. 31, 2012 Retail U.S.	Dec. 31, 2011 Retail U.S.	Dec. 31, 2012 Retail U.S. Maximum	Dec. 31, 2012 Retail Canada	Dec. 31, 2011 Retail Canada	Dec. 31, 2011 Commercial Revolving Accounts	Dec. 31, 2012 Wholesale VFN U.S.	Dec. 31, 2011 Wholesale VFN U.S.	Dec. 31, 2012 Wholesale VFN Canada	Dec. 31, 2011 Wholesale VFN Canada	Dec. 31, 2012 Leases U.S.	Dec. 31, 2012 Secured Debt	Dec. 31, 2011 Secured Debt	Dec. 31, 2011 Wholesale Term U.S.	Dec. 31, 2012 Amortizing Retail Term ABS	Dec. 31, 2011 Amortizing Retail Term ABS	Dec. 31, 2012 Other ABS Financing	Dec. 31, 2011 Other ABS Financing	Apr. 30, 2012 Unsecured Facilities	Jul. 31, 2011 Unsecured Facilities	Dec. 31, 2012 Revolving credit facilities	Dec. 31, 2011 Revolving credit facilities	Dec. 31, 2012 Unsecured Debt	Dec. 31, 2011 Unsecured Debt	Dec. 31, 2012 Notes	Dec. 31, 2011 Notes	Jul. 31, 2011 Term loan	Dec. 31, 2012 Term loan	Dec. 31, 2011 Term loan	Oct. 31, 2012 3.875% unsecured notes due 2015	Nov. 30, 2011 6.25% unsecured debt due 2016
Debt
Total Facility/Debt		$ 11,956,286,000	$ 10,573,586,000				$ 803,250,000	$ 3,940,460,000	$ 3,417,250,000	$ 1,702,169,000	$ 1,200,000,000	$ 1,200,000,000		$ 502,169,000	$ 293,734,000	$ 200,000,000	$ 1,550,000,000	$ 1,150,000,000	$ 588,291,000	$ 573,516,000	$ 100,000,000	$ 6,265,826,000	$ 6,406,336,000		$ 5,924,946,000	$ 5,013,006,000	$ 340,880,000	$ 590,080,000	$ 250,000,000		$ 350,000,000	$ 100,000,000	$ 1,400,000,000	$ 650,000,000	$ 1,250,000,000	$ 500,000,000		$ 150,000,000	$ 150,000,000
Short-Term Outstanding		2,098,716,000	1,804,810,000					2,098,716,000	1,804,810,000							166,800,000	1,550,000,000	1,150,000,000	548,716,000	488,010,000
Current Maturities of Long-Term Outstanding		2,131,521,000	2,991,225,000					172,153,000	244,902,000		91,598,000	91,640,000		65,642,000	153,262,000						14,913,000	1,959,368,000	2,746,323,000	803,250,000	1,810,103,000	1,730,937,000	149,265,000	212,136,000
Long-Term Outstanding	6,417,642,000	6,321,551,000	4,587,773,000					615,093,000	277,760,000		274,149,000	277,760,000		257,658,000							83,286,000	4,306,458,000	3,660,013,000		4,114,843,000	3,282,069,000	191,615,000	377,944,000					1,400,000,000	650,000,000	1,250,000,000	500,000,000		150,000,000	150,000,000
Available		1,404,498,000	1,189,778,000					1,054,498,000	1,089,778,000		834,253,000	830,600,000		178,869,000	140,472,000	33,200,000			39,576,000	85,506,000	1,800,000										350,000,000	100,000,000
Minimum annual repayments of long-term debt
2014		2,224,556,000
2015		2,225,929,000
2016		1,608,138,000
2017		222,368,000
2018 and thereafter		40,560,000
Total	6,417,642,000	6,321,551,000	4,587,773,000					615,093,000	277,760,000		274,149,000	277,760,000		257,658,000							83,286,000	4,306,458,000	3,660,013,000		4,114,843,000	3,282,069,000	191,615,000	377,944,000					1,400,000,000	650,000,000	1,250,000,000	500,000,000		150,000,000	150,000,000
Other disclosure
Maturity period of receivables													7 years
Term of credit agreement																													3 years	5 years							5 years
Debt issued																														250,000,000							150,000,000			750,000,000	500,000,000
Interest rate margin (as a percent)																																								3.875%	6.25%
Weighted-average interest rate on total short-term debt outstanding (as a percent)		1.20%	1.70%
Weighted- average interest rate on total long-term debt outstanding (as a percent)		1.90%	2.20%
Support Agreement
Consolidated fixed charges coverage ratio					1.05
Number of preceding fiscal quarters added to the current quarter used in calculating the consolidated fixed charges coverage ratio under support agreement				3
Ownership percentage required to be maintained in the company					51.00%
Consolidated tangible net worth threshold					$ 50,000,000
Period available to cure deficiency in covenants						90 days